Cash flow information (Details)	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Changes in operating assets and liabilities:
Financial results, net	$ 24,268,000,000		$ 47,304,000,000		$ 21,940,000,000
Management fees	(4,760,000,000)		(8,988,000,000)		0
Cash Flow Information [Member]
Changes in operating assets and liabilities:
(Loss) / Profit for the period	78,179,000,000		135,815,000,000		(86,617,000,000)
Profit from discontinued operations	0		0		29,190,000,000
Income tax	(72,721,000,000)		4,262,000,000		98,772,000,000
Amortization and depreciation	2,688,000,000		2,662,000,000		2,945,000,000
Gain from disposal of trading properties		$ (2,991)	0		0
Net loss / (gain) from fair value adjustment of investment properties	51,677,000,000		(35,750,000,000)		7,940,000,000
Changes in the fair value of investments in financial assets	0		2,527,000,000		0
Gain/ (loss) from disposal of subsidiary and associates	0		0		(132)
Realization of currency translation adjustment	(423)			$ 0	0
Disposal of property, plant and equipment	674		(17,000,000)		(22)
Financial results, net	(7,903,000,000)		(62,488,000,000)		(31,087,000,000)
Provisions and allowances	18,213,000,000		4,627,000,000		1,746,000,000
Share of loss / (profit) of associates and joint ventures	(1,580,000,000)		420,000,000		15,679,000,000
Management fees		$ 4,760	(8,988)		0
Loss from repurchase of Non-convertible Notes	(3,516,000,000)		(3,139)		88,000,000
Changes in net realizable value of agricultural products after harvest	2,538,000,000		4,307,000,000		2,085,000,000
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest	(6,873,000,000)		(40,270,000,000)		(43,521,000,000)
Unrealized gain from derivative financial instruments	0		89,000,000		940,000,000
Other operating results	0		0		1,188,000,000
Gain from disposal of farmlands	(15,026,000,000)		(11,868,000,000)		(4,631,000,000)
Incentive Plan granted	0		0		166
(Increase)/ Decrease in inventories	(2,420,000,000)		444,000,000		(16,399,000,000)
Increase in trading properties	92,000,000		192,000,000		(99,000,000)
Decrease in biological assets	22,442,000,000		50,182,000,000		41,122,000,000
Increase in restricted assets	0		0		0
Decrease in trade and other receivables	11,429,000,000		9,869,000,000		14,791,000,000
Increase / (Decrease) in trade and other payables	(34,293,000,000)		(14,278,000,000)		2,309,000,000
Decrease in salaries and social security liabilities	676,000,000		164,000,000		(1,138,000,000)
Decrease in provisions	(79,000,000)		(621,000,000)		(548,000,000)
(Decrease)/ Increase in lease liabilities	(3,690,000,000)		(4,107)		(5,780,000,000)
Net variation in derivative financial instruments	(99,000,000)		263,000,000		(7,056,000,000)
Increase in right of use	3,000,000		0		(177,000,000)
Net cash generated by continuing operating activities before income tax paid	41,757,000,000		49,657,000,000		20,814,000,000
Net cash generated by discontinued operating activities before income tax paid	0		0		11,631,000,000
Net cash generated by operating activities before income tax paid	$ 41,757,000,000		$ 49,657,000,000		$ 32,445,000,000